Information by business segment and geographic area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	$ 14,840	$ 18,601	$ 20,380
Depreciation, depletion and amortization	(3,057)	(3,070)	(3,171)
(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net and other (ii)	(55)	(482)	773
EBITDA from associates and joint ventures	(940)	(844)	(774)
Operating income	10,788	14,205	17,208
Equity results and other results in associates and joint ventures	(269)	(1,108)	305
Financial results, net	(3,823)	(1,946)	2,268
Income before income taxes from continuing operations	6,696	11,151	19,781
Adjusted EBITDA from discontinued operations (coal)			171
(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net			(589)
Operating loss			(418)
Financial results, net			3,065
Derecognition of noncontrolling interest			(585)
Net income from discontinued operations (coal)			2,062
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	11,598	15,205	15,929
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	3,166	3,136	3,758
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	321	473	410
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	15,085	18,814	20,097
Nickel [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	114	851	1,924
Copper [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	1,521	1,100	569
Other Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	(182)	12
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	1,453	1,963	2,493
Other [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	$ (1,698)	$ (2,176)	$ (2,210)